Income Taxes	12 Months Ended
Sep. 28, 2024
Income Taxes [Abstract]
Income Taxes

7.  Income Taxes

The Company is being taxed at the U.S. corporate level as a C-Corporation and has provided U.S. Federal, State and foreign income taxes. Significant components of income tax expense for the fiscal years ended are as follows:

	2024	2023
Current
U.S.
Federal	$78	$112
State	11	20
Non-U.S.	93	76
Total current	182	208

Deferred:
U.S.
Federal	(11)	(31)
State	(9)	(26)
Non-U.S.	(78)	(49)
Total deferred	(98)	(106)
Expense for income taxes	$84	$102

U.S. income from continuing operations before income taxes was $285 million and $326 million for fiscal 2024 and 2023, respectively. Non-U.S. income from continuing operations before income taxes was $270 million and $326 million for fiscal 2024 and 2023, respectively. The Company paid cash taxes of $264 million and $211 million in fiscal 2024 and 2023, respectively.

The reconciliation between U.S. Federal income taxes at the statutory rate and the Company’s benefit for income taxes on continuing operations for fiscal years ended are as follows:

	2024	2023
U.S. Federal income tax expense at the statutory rate	$116	$137
Adjustments to reconcile to the income tax provision:
U.S. state income tax expense	8	—
Federal and state credits	(14)	(17)
Share-based compensation	(3)	—
Tax law changes	—	—
Withholding taxes	5	8
Changes in foreign valuation allowance	14	8
Foreign income taxed in the U.S.	5	16
Rate differences between U.S. and foreign	(25)	(24)
Uncertain tax positions, net	(8)	(20)
Other	(14)	(6)
Expense for income taxes	$84	$102

Deferred income taxes result from temporary differences between the amount of assets and liabilities recognized for financial reporting and tax purposes. The components of the net deferred income tax liability as of fiscal years ended are as follows:

	2024	2023
Deferred tax assets:
Accrued liabilities and reserves	$91	$72
Inventories	9	9
Net operating loss carryforward	200	167
Interest expense carryforward	168	129
Derivatives	30	—
Lease liability	155	152
Research and development credit carryforward	13	13
Federal and state tax credits	16	11
Capitalization research and development expenditures	67	40
Other	14	10
Total deferred tax assets	763	603
Valuation allowance	(106)	(94)
Total deferred tax assets, net of valuation allowance	657	509
Deferred tax liabilities:
Property, plant and equipment	407	400
Intangible assets	353	377
Derivatives	—	22
Leased asset	152	148
Other	19	21
Total deferred tax liabilities	931	968
Net deferred tax liability	$(274)	$(459)

The Company had $139 million of net deferred tax assets recorded in Other assets, and $413 million of net deferred tax liabilities recorded in Deferred income taxes on the Consolidated Balance Sheets.

As of September 28, 2024, the Company has recorded deferred tax assets related to federal, state, and foreign net operating losses, interest expense, and tax credits. These attributes are spread across multiple jurisdictions and generally have expiration periods beginning in 2025 while a portion remains available indefinitely. Each attribute has been assessed for realization and a valuation allowance is recorded against the deferred tax assets to bring the net amount recorded to the amount more likely than not to be realized. The valuation allowance against deferred tax assets was $106 million and $94 million as of the fiscal years ended 2024 and 2023, respectively, related to the foreign and U.S. federal and state operations.

The Company is permanently reinvested except to the extent the foreign earnings are previously taxed or to the extent that we have sufficient basis in our non-U.S. subsidiaries to repatriate earnings on an income tax free basis.

Uncertain Tax Positions

The following table summarizes the activity related to our gross unrecognized tax benefits for fiscal years ended:

	2024	2023
Beginning unrecognized tax benefits	$89	$102
Gross increases – tax positions in prior periods	9	17
Gross decreases – tax positions in prior periods	(2)	(11)
Gross increases – current period tax positions	7	11
Gross increases – from acquisition	3	—
Settlements	(3)	—
Lapse of statute of limitations	(16)	(30)
Ending unrecognized tax benefits	$87	$89

As of fiscal year end 2024, the amount of unrecognized tax benefit that, if recognized, would affect our effective tax rate was $86 million and we had $27 million accrued for payment of interest and penalties related to our uncertain tax positions. Our penalties and interest related to uncertain tax positions are included in income tax expense.

As a result of global operations, we file income tax returns in the U.S. federal, various state and local, and foreign jurisdictions and are routinely subject to examination by taxing authorities throughout the world. Excluding potential adjustments to net operating losses, the U.S. federal and state income tax returns are no longer subject to income tax assessments for years before 2019. With few exceptions, the major foreign jurisdictions are no longer subject to income tax assessments for year before 2016.